Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other financial assets
Financial assets at beginning of period	€ 379	€ 430
Additions	7	11
Deductions	(7)	(88)
Currency translation differences	(26)	7
Other changes	(1)	19
Financial assets at end of period	€ 352	€ 379